Pay vs Performance Disclosure - USD ($)				12 Months Ended
	Mar. 01, 2024	Mar. 01, 2023	Mar. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. Please refer to the “Compensation Discussion and Analysis” section of this Proxy Statement for a more complete description of how executive compensation relates to Company performance and how the CHCM Committee makes its decisions.

						Value of Initial Fixed $100 Investment Based on:
Year #	SCT Total for PEO	“Compensation Actually Paid” to PEO (1)	Average SCT Total for Non-PEO NEOs (2)		Average “Compensation Actually Paid” to Non-PEO NEOs (1) (2)	Company TSR (3)	Peer Group TSR (4)	GAAP Net Income (thousands $) (5)
2024	$4,186,136	$5,028,364	$	~~1,777,412~~ 1,841,564	$2,057,039	$156.33	$193.32	$119,561
2023	$4,915,097	$3,898,615		$1,999,339	$1,648,743	$124.94	$170.78	$232,177
2022	$6,743,680	$5,859,893		$3,437,369	$2,918,229	$147.04	$171.46	$199,759
2021	$4,208,543	$4,189,967		$2,380,559	$2,321,245	$168.53	$184.23	$154,665
2020	$3,673,300	$3,411,841		$2,008,597	$1,908,292	$134.24	$134.82	$22,738
(1)	Compensation Actually Paid to the Principal Executive Officer (“PEO”) and Non-PEO NEOs reflects the totals from our Summary Compensation Table with the following adjustments:
•	For each of the Pension Plan and BEP, the change in the actuarial present value was replaced with each plan’s service cost.
•	For equity incentive awards, the grant date fair values computed in accordance with FASB ASC Topic 718 were replaced with year-end fair values as of December 31 as follows:
2024 Awards
•
RSUs were valued based on the closing price of a share of Company common stock on December 31, 2024 ($17.25) instead of the March 1, 2024 grant date value ($12.81), multiplied by the number of RSUs outstanding.

•
PSUs based on TSR performance were valued based on the probable outcome of performance conditions using a Monte Carlo simulation model, which priced Company common stock at $17.26 per share as of December 31, 2024 (instead of the actual December 31, 2024 closing price of a share of Company common stock at $17.25), multiplied by the number of PSUs outstanding at target award levels.

•
PSUs based on TSR performance that were issued in September 2024 to each of Messrs. Sheahan and Rosato were valued based on the Company’s experience generally valuing similar equity awards but without the Company relying on a separate Monte Carlo valuation, multiplied by the number of PSUs outstanding at target award levels.

2023 Awards
•
RSUs were valued based on the closing price of a share of Company common stock on December 31, 2023 ($14.20) instead of the March 1, 2023 grant date value ($15.63), multiplied by the number of RSUs outstanding.

•
PSUs based on TSR performance were valued based on the probable outcome of performance conditions using a Monte Carlo simulation model, which priced Company common stock at $7.97 per share as of December 31, 2023 (instead of the actual December 31, 2023 closing price of a share of Company common stock at $14.20), multiplied by the number of PSUs outstanding at target award levels.

2022 Awards
•
RSUs were valued based on the closing price of a share of Company common stock on December 31, 2022 ($17.25) instead of the March 1, 2022 grant date value ($21.08), multiplied by the number of RSUs outstanding.

•
PSUs based on EPS performance were valued based on the closing price of a share of Company common stock on December 31, 2022 ($17.25), instead of on the March 1, 2022 grant date value ($21.08), multiplied by the number of PSUs outstanding at target award levels.

•
PSUs based on TSR performance were valued based on the probable outcome of performance conditions using a Monte Carlo simulation model, which priced Company common stock at $12.26 per share as of December 31, 2022 (instead of the actual December 31, 2022 closing price of a share of Company common stock at $17.25), multiplied by the number of PSUs outstanding at target award levels.

•	No equity awards were granted to our PEO or Non-PEO NEOs prior to 2022, and no equity awards were forfeited or both granted and vested in 2022. Thus, no adjustments were made for these items.
•
Reconciliation for the variance between Summary Compensation Table data for the PEO and
Non-PEO
NEOs is included below this section in the ‘Adjustments from Summary Compensation Table’ for both the PEO and the
Non-PEO
NEOs respectively.

(2)	Our Non-PEO NEOs included for each year are as follows:
•	For 2024, our “Non-PEO NEOs” include our current NEOs, Messrs. Sheahan, Q. Miller, Rosato and Fitzgerald, and Ms. Henry.
•	For 2023, our “Non-PEO NEOs” included NEOs, Messrs. Q. Miller, Fitzgerald, Westermann and Lodge, our former President and CEO of Eastern Insurance Group LLC, and Ms. Henry.
•	For 2022, our “Non-PEO NEOs” included NEOs, Messrs. Q. Miller, Fitzgerald and Westermann, and Ms. Henry.
•
For 2021, our
“Non-PEO
NEOs” included Messrs. Q. Miller and Fitzgerald, as well as Jan A. Miller, our former Vice Chair and Chief Commercial Banking Officer, and John F. Koegel, the former President and CEO of Eastern Insurance Group LLC.

•	For 2020, our “Non-PEO NEOs” were Messrs. Q. Miller and Fitzgerald.
(3)
Company TSR reflects the value of a $100 investment made on October 15, 2020, the date the Company became a publicly listed company, through and including the end of the fiscal year for which our cumulative total shareholder return is provided.

(4)
Peer Group TSR reflects the value of a $100 investment in the KRX beginning on October 15, 2020, through and including the end of the fiscal year for which our cumulative total shareholder return is provided.

(5)
Under SEC rules, companies are required to provide data with respect to a “Company Selected Measure” which represents the most important financial measure that links CAP to company performance, and which is not otherwise required to be disclosed in this table. However, we do not have another financial measure that materially links CAP to company performance and, as such, we have omitted this column.

Adjustment from Summary Compensation Table for
Non-PEO
NEOs

	2024		2023	2022	2021	2020
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table		$(207,710)	$(202,042)	$(26,832)	$(86,477)	$(109,111)
Increase for service cost of Pension Plan and BEP		$120,688	$89,731	$111,932	$27,163	$30,488
Deduction for prior service cost of Pension Plan and BEP		$—	$—	$—	$—	$(21,682)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$	~~(633,879)~~ (698,031)	$(201,781)	$(2,502,048)	$—	$—
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end		$959,781	$173,458	$1,897,809	$—	$—
Deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end		$77,092	$(178,134)	$—	$—	$—
Deduction for change in fair value from prior year-end to vesting date of awards granted prior year to date vested during year		$(36,346)	$(31,829)	$—	$—	$—
Total Adjustments	$	~~279,626~~ 215,475	$(350,597)	$(519,139)	$(59,314)	$(100,305)

Named Executive Officers, Footnote
(2)	Our Non-PEO NEOs included for each year are as follows:
•	For 2024, our “Non-PEO NEOs” include our current NEOs, Messrs. Sheahan, Q. Miller, Rosato and Fitzgerald, and Ms. Henry.
•	For 2023, our “Non-PEO NEOs” included NEOs, Messrs. Q. Miller, Fitzgerald, Westermann and Lodge, our former President and CEO of Eastern Insurance Group LLC, and Ms. Henry.
•	For 2022, our “Non-PEO NEOs” included NEOs, Messrs. Q. Miller, Fitzgerald and Westermann, and Ms. Henry.
•
For 2021, our
“Non-PEO
NEOs” included Messrs. Q. Miller and Fitzgerald, as well as Jan A. Miller, our former Vice Chair and Chief Commercial Banking Officer, and John F. Koegel, the former President and CEO of Eastern Insurance Group LLC.

•	For 2020, our “Non-PEO NEOs” were Messrs. Q. Miller and Fitzgerald.

Peer Group Issuers, Footnote
(4)
Peer Group TSR reflects the value of a $100 investment in the KRX beginning on October 15, 2020, through and including the end of the fiscal year for which our cumulative total shareholder return is provided.

PEO Total Compensation Amount				$ 4,186,136	$ 4,915,097	$ 6,743,680	$ 4,208,543	$ 3,673,300
PEO Actually Paid Compensation Amount				$ 5,028,364	3,898,615	5,859,893	4,189,967	3,411,841
Adjustment To PEO Compensation, Footnote
(1)	Compensation Actually Paid to the Principal Executive Officer (“PEO”) and Non-PEO NEOs reflects the totals from our Summary Compensation Table with the following adjustments:
•	For each of the Pension Plan and BEP, the change in the actuarial present value was replaced with each plan’s service cost.
•	For equity incentive awards, the grant date fair values computed in accordance with FASB ASC Topic 718 were replaced with year-end fair values as of December 31 as follows:
2024 Awards
•
RSUs were valued based on the closing price of a share of Company common stock on December 31, 2024 ($17.25) instead of the March 1, 2024 grant date value ($12.81), multiplied by the number of RSUs outstanding.

•
PSUs based on TSR performance were valued based on the probable outcome of performance conditions using a Monte Carlo simulation model, which priced Company common stock at $17.26 per share as of December 31, 2024 (instead of the actual December 31, 2024 closing price of a share of Company common stock at $17.25), multiplied by the number of PSUs outstanding at target award levels.

•
PSUs based on TSR performance that were issued in September 2024 to each of Messrs. Sheahan and Rosato were valued based on the Company’s experience generally valuing similar equity awards but without the Company relying on a separate Monte Carlo valuation, multiplied by the number of PSUs outstanding at target award levels.

2023 Awards
•
RSUs were valued based on the closing price of a share of Company common stock on December 31, 2023 ($14.20) instead of the March 1, 2023 grant date value ($15.63), multiplied by the number of RSUs outstanding.

•
PSUs based on TSR performance were valued based on the probable outcome of performance conditions using a Monte Carlo simulation model, which priced Company common stock at $7.97 per share as of December 31, 2023 (instead of the actual December 31, 2023 closing price of a share of Company common stock at $14.20), multiplied by the number of PSUs outstanding at target award levels.

2022 Awards
•
RSUs were valued based on the closing price of a share of Company common stock on December 31, 2022 ($17.25) instead of the March 1, 2022 grant date value ($21.08), multiplied by the number of RSUs outstanding.

•
PSUs based on EPS performance were valued based on the closing price of a share of Company common stock on December 31, 2022 ($17.25), instead of on the March 1, 2022 grant date value ($21.08), multiplied by the number of PSUs outstanding at target award levels.

•
PSUs based on TSR performance were valued based on the probable outcome of performance conditions using a Monte Carlo simulation model, which priced Company common stock at $12.26 per share as of December 31, 2022 (instead of the actual December 31, 2022 closing price of a share of Company common stock at $17.25), multiplied by the number of PSUs outstanding at target award levels.

•	No equity awards were granted to our PEO or Non-PEO NEOs prior to 2022, and no equity awards were forfeited or both granted and vested in 2022. Thus, no adjustments were made for these items.
•
Reconciliation for the variance between Summary Compensation Table data for the PEO and
Non-PEO
NEOs is included below this section in the ‘Adjustments from Summary Compensation Table’ for both the PEO and the
Non-PEO
NEOs respectively.

Non-PEO NEO Average Total Compensation Amount				$ 1,841,564	1,999,339	3,437,369	2,380,559	2,008,597
Non-PEO NEO Average Compensation Actually Paid Amount				$ 2,057,039	1,648,743	2,918,229	2,321,245	1,908,292
Adjustment to Non-PEO NEO Compensation Footnote
(1)	Compensation Actually Paid to the Principal Executive Officer (“PEO”) and Non-PEO NEOs reflects the totals from our Summary Compensation Table with the following adjustments:
•	For each of the Pension Plan and BEP, the change in the actuarial present value was replaced with each plan’s service cost.
•	For equity incentive awards, the grant date fair values computed in accordance with FASB ASC Topic 718 were replaced with year-end fair values as of December 31 as follows:
2024 Awards
•
RSUs were valued based on the closing price of a share of Company common stock on December 31, 2024 ($17.25) instead of the March 1, 2024 grant date value ($12.81), multiplied by the number of RSUs outstanding.

•
PSUs based on TSR performance were valued based on the probable outcome of performance conditions using a Monte Carlo simulation model, which priced Company common stock at $17.26 per share as of December 31, 2024 (instead of the actual December 31, 2024 closing price of a share of Company common stock at $17.25), multiplied by the number of PSUs outstanding at target award levels.

•
PSUs based on TSR performance that were issued in September 2024 to each of Messrs. Sheahan and Rosato were valued based on the Company’s experience generally valuing similar equity awards but without the Company relying on a separate Monte Carlo valuation, multiplied by the number of PSUs outstanding at target award levels.

2023 Awards
•
RSUs were valued based on the closing price of a share of Company common stock on December 31, 2023 ($14.20) instead of the March 1, 2023 grant date value ($15.63), multiplied by the number of RSUs outstanding.

•
PSUs based on TSR performance were valued based on the probable outcome of performance conditions using a Monte Carlo simulation model, which priced Company common stock at $7.97 per share as of December 31, 2023 (instead of the actual December 31, 2023 closing price of a share of Company common stock at $14.20), multiplied by the number of PSUs outstanding at target award levels.

2022 Awards
•
RSUs were valued based on the closing price of a share of Company common stock on December 31, 2022 ($17.25) instead of the March 1, 2022 grant date value ($21.08), multiplied by the number of RSUs outstanding.

•
PSUs based on EPS performance were valued based on the closing price of a share of Company common stock on December 31, 2022 ($17.25), instead of on the March 1, 2022 grant date value ($21.08), multiplied by the number of PSUs outstanding at target award levels.

•
PSUs based on TSR performance were valued based on the probable outcome of performance conditions using a Monte Carlo simulation model, which priced Company common stock at $12.26 per share as of December 31, 2022 (instead of the actual December 31, 2022 closing price of a share of Company common stock at $17.25), multiplied by the number of PSUs outstanding at target award levels.

•	No equity awards were granted to our PEO or Non-PEO NEOs prior to 2022, and no equity awards were forfeited or both granted and vested in 2022. Thus, no adjustments were made for these items.
•
Reconciliation for the variance between Summary Compensation Table data for the PEO and
Non-PEO
NEOs is included below this section in the ‘Adjustments from Summary Compensation Table’ for both the PEO and the
Non-PEO
NEOs respectively.

Adjustment from Summary Compensation Table for
Non-PEO
NEOs

	2024		2023	2022	2021	2020
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table		$(207,710)	$(202,042)	$(26,832)	$(86,477)	$(109,111)
Increase for service cost of Pension Plan and BEP		$120,688	$89,731	$111,932	$27,163	$30,488
Deduction for prior service cost of Pension Plan and BEP		$—	$—	$—	$—	$(21,682)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$	~~(633,879)~~ (698,031)	$(201,781)	$(2,502,048)	$—	$—
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end		$959,781	$173,458	$1,897,809	$—	$—
Deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end		$77,092	$(178,134)	$—	$—	$—
Deduction for change in fair value from prior year-end to vesting date of awards granted prior year to date vested during year		$(36,346)	$(31,829)	$—	$—	$—
Total Adjustments	$	~~279,626~~ 215,475	$(350,597)	$(519,139)	$(59,314)	$(100,305)

Total Shareholder Return Amount				$ 156.33	124.94	147.04	168.53	134.24
Peer Group Total Shareholder Return Amount				193.32	170.78	171.46	184.23	134.82
Net Income (Loss)				$ 119,561,000	$ 232,177,000	$ 199,759,000	154,665,000	22,738,000
Closing share price (in dollar per share)				17.25	14.2	17.25
Grant date value (in dollar per share)	12.81	15.63	21.08
Calculated share price using Monte Carlo simulation model (in dollars per share)				17.26	7.97	12.26
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 215,475	$ (350,597)	$ (519,139)	(59,314)	(100,305)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(207,710)	(202,042)	(26,832)	(86,477)	(109,111)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				120,688	89,731	111,932	27,163	30,488
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0	(21,682)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				959,781	173,458	1,897,809	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				77,092	(178,134)	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(36,346)	(31,829)	0	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 698,031	$ (201,781)	$ (2,502,048)	$ 0	$ 0